Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
General and administrative expenses	$ 6,607,045	$ 836,702	$ 5,443,234	$ 2,296,534
Research and development	157,952		174,083
Total operating expenses	6,764,997	836,702
Loss from operations	(6,764,997)	(836,702)	(5,617,317)	(2,296,534)
Other income (expense)
Extinguishment of note payable		233,240		32,316
Inducement expense	(298,714)		802,109
Change in fair value of warrant liabilities	3,813,000
Interest expense		(261,759)	445,250	81,823
Total other income (expense)	3,514,286	(261,759)	1,247,359	114,139
Net loss	(3,250,711)	(1,098,461)	(6,864,676)	(2,410,673)
Other comprehensive loss
Foreign currency translation	35,736	(12,698)	(169,655)	(6,667)
Comprehensive loss	$ (3,214,975)	$ (1,111,159)	$ (7,034,331)	$ (2,417,340)
Net loss per share - basic and diluted	$ (0.20)	$ (0.19)	$ (1.19)	$ (0.46)
Weighted average shares outstanding, basic and diluted	16,220,661	5,653,820	5,753,598	5,287,145